As filed with the Securities and Exchange Commission on November 18, 2011
Securities Act File No. 333-132400 and
Investment Company Act File No. 811-21866

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☑	Post-Effective Amendment No. 30
and/or

☑	☑ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☑	Amendment No. 33
HIGHLAND FUNDS I
(Exact Name of Registrant as Specified in Charter)
c/o Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-972-628-4100
Mr. R. Joseph Dougherty
c/o Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and Address of Agent for Service)
Copies to:

Mr. Brian Mitts	Gregory D. Sheehan, Esq.
c/o Highland Capital Management, L.P.	Ropes & Gray LLP
NexBank Tower	Prudential Tower
13455 Noel Road, Suite 800	800 Boylston Street
Dallas, Texas 75240	Boston, Massachusetts 02199-3600
It is proposed that this filing be effective:
☑ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant, Highland Funds I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 30 under the Securities Act and Amendment No. 33 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas and State of Texas on the 18th day of November, 2011.

HIGHLAND FUNDS I
By	/s/ R. Joseph Dougherty
R. Joseph Dougherty President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 30 to the Registration Statement has been signed on November 18, 2011 by the following persons in the capacities indicated:

Signature	Title

/s/ R. Joseph Dougherty	Chairman of the Board,
R. Joseph Dougherty	President and Chief Executive Officer

/s/ Timothy K. Hui*	Trustee
Timothy K. Hui

/s/ Scott F. Kavanaugh*	Trustee
Scott F. Kavanaugh

/s/ James F. Leary*	Trustee
James F. Leary

/s/ Bryan A. Ward*	Trustee
Bryan A. Ward

Treasurer
/s/ Brian Mitts	(Principal Financial Officer and Principal Accounting Officer)
Brian Mitts

*By:	/s/ Brian Mitts
Brian Mitts
Attorney-in-Fact
November 18, 2011

SCHEDULE OF EXHIBITS TO FORM N-1A
Highland Funds I

Exhibit
Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase